Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                   Yield to                       Par
Security                                                           Maturity      Maturity        Value             Value
=============================================================================================================================

Variable Rate Notes* - 36.9%
Barclays Bank PLC New York ..................................        5.64%       01/03/00     $10,000,000     $    9,997,879
Bear Stearns Companies, Inc. ................................     5.28-5.75%     01/03/00      27,000,000         27,000,000
Bear Stearns Companies, Inc. ................................        6.33%       01/10/00      15,000,000         15,000,000
CIC Group ...................................................        5.82%       01/03/00      35,000,000         34,996,000
Citigroup, Inc. .............................................        6.11%       02/15/00       5,000,000          5,000,100
Comerica Bank ...............................................        5.66%       01/03/00       5,000,000          4,993,358
Comerica Bank ...............................................        6.53%       01/25/00      15,000,000         14,997,116
Countrywide Home Loans ......................................        6.22%       02/25/00      10,100,000         10,100,986
Countrywide Home Loans ......................................        6.62%       03/08/00      15,000,000         15,013,165
First Union Corporation .....................................        5.87%       01/03/00      34,000,000         34,010,190
Goldman Sachs Group .........................................        5.79%       01/03/00      10,000,000         10,000,000
Goldman Sachs Group .........................................        6.27%       01/13/00       8,000,000          7,999,942
GTE Corporation .............................................        6.16%       03/13/00      25,000,000         24,992,754
Heller Financial, Inc. ......................................        5.90%       01/03/00      35,000,000         34,988,943
Jackson National Life Insurance Company Funding Agreement ***        6.21%       01/03/00      40,000,000         40,000,000
Morgan Stanley, Dean Witter & Co. ...........................        6.49%       03/01/00       4,000,000          4,002,298
PaineWebber Group, Inc. .....................................        6.64%       01/12/00      20,000,000         20,000,000
Prudential Funding ..........................................        6.24%       01/24/00      10,000,000          9,997,479
Sigma Finance, Inc. .........................................        5.78%       01/03/00      25,000,000         25,000,000
Strategic Money Market Trust ................................        6.27%       03/15/00      11,500,000         11,500,000
Textron Financial Corporation ...............................        5.92%       01/03/00      40,000,000         40,000,000
                                                                                                              ---------------
                                                                                                                 399,590,210
                                                                                                              ---------------
Commercial Paper - 27.2%
Aetna Services ..............................................        5.91%       03/06/00      25,000,000         24,733,230
Block Financial Corporation .................................     6.17-6.20%     01/31/00      15,000,000         14,922,624
Block Financial Corporation .................................        6.15%       02/22/00      15,000,000         14,866,750
Computer Sciences Corporation ...............................        6.50%       02/11/00      24,000,000         23,822,333
Fairway Finance Corporation .................................        5.84%       03/09/00      20,000,000         19,779,377
Invensys PLC ................................................        5.65%       02/07/00      25,000,000         24,854,826
Lehman Brothers Holdings ....................................        5.58%       02/14/00      25,000,000         24,829,500
Lehman Brothers Holdings ....................................        5.75%       03/27/00      20,000,000         19,725,277
Mass College of Pharmacy and Allied Health Sciences .........        5.85%       05/09/00       8,911,000          8,724,203
Omnicom Finance, Inc. .......................................        6.43%       01/21/00      30,000,000         29,892,833
Swiss Re Financial Products .................................        5.80%       02/18/00      38,000,000         37,706,133
Swiss Re Financial Products .................................        5.80%       03/01/00      10,302,000         10,202,414
Vodafone AirTouch Plc. ......................................        5.85%       02/07/00      40,000,000         39,759,500
                                                                                                              ---------------
                                                                                                                 293,819,000
                                                                                                              ---------------
Corporate Debt - 17.0%
Allergan, Inc. ..............................................        5.93%       04/03/00      12,500,000         12,502,181
AT&T Capital Corporation ....................................        5.16%       01/21/00       7,500,000          7,505,610
BankBoston Corporation ......................................        6.11%       08/11/00       5,310,000          5,318,232
Bear Stearns Companies, Inc. ................................        5.52%       06/20/00       3,000,000          3,014,200
Chrysler Financial ..........................................        6.49%       01/26/01       6,800,000          6,758,190
Countrywide Credit Industries, Inc. .........................        6.36%       10/23/00       6,000,000          6,002,864


    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                   Yield to                       Par
Security                                                           Maturity      Maturity        Value             Value
=============================================================================================================================

E.I. du Pont de Nemours and Company .........................        6.09%       08/29/00     $ 5,000,000     $    5,017,102
Fleet Mortgage Group ........................................        5.37%       05/11/00       5,000,000          5,015,351
Ford Motor Company ..........................................        6.49%       01/24/01       5,000,000          4,964,831
Ford Motor Company ..........................................        6.42%       01/25/01       5,000,000          4,965,450
General Motors Acceptance Corporation .......................        6.02%       04/06/00       3,000,000          2,998,694
General Motors Acceptance Corporation .......................        6.16%       05/24/00       9,700,000          9,718,333
Goldman Sachs Group .........................................        5.17%       02/07/00      20,000,000         20,000,000
International Lease Finance Corporation .....................        6.02%       02/01/00       4,000,000          4,000,059
Key Bank NA .................................................        5.17%       03/24/00      10,000,000          9,999,018
Landesbank Baden-Wuerttemberg ...............................        6.29%       08/08/00      10,770,000         10,798,543
Lehman Brothers Holdings ....................................        6.60%       10/10/00       5,000,000          5,010,611
Pacific Telesis Group .......................................        5.79%       05/01/00       4,169,000          4,153,362
PaineWebber Group, Inc. .....................................        5.58%       03/01/00      15,730,000         15,764,729
PaineWebber Group, Inc. .....................................        6.03%       05/30/00       3,000,000          3,000,653
PaineWebber Group, Inc. .....................................        6.50%       08/09/00       5,050,000          5,073,958
Prudential Funding ..........................................        5.27%       04/20/00      10,000,000         10,019,266
Sears, Roebuck & Co. ........................................        5.75%       07/17/00       5,000,000          5,013,149
Sigma Finance, Inc. .........................................        5.24%       03/01/00      10,000,000         10,000,000
Volkswagen AG ...............................................        5.77%       07/13/00       7,000,000          6,996,310
                                                                                                              ---------------
                                                                                                                 183,610,696
                                                                                                              ---------------
Certificates of Deposit - 13.1%
Abbey National Treasury Services Plc.** .....................        5.80%       01/31/00      25,000,000         25,009,435
Bank of Austria** ...........................................        5.75%       02/14/00      10,000,000         10,001,688
Commerzbank AG ..............................................        5.19%       02/25/00      10,000,000          9,999,566
Deutsche Bank NY** ..........................................        5.74%       03/10/00      10,000,000         10,000,826
European American Bank ......................................        5.31%       05/12/00      10,000,000          9,998,957
Merita Bank PLC .............................................        5.20%       02/07/00      20,000,000         20,000,000
National Bank of Canada NY ..................................        6.17%       11/22/00      22,000,000         21,986,878
Wilmington Trust Company ....................................        6.08%       10/02/00      35,000,000         34,979,841
                                                                                                              ---------------
                                                                                                                 141,977,191
                                                                                                              ---------------
Variable Rate Municipal Obligations* - 2.6%
Illinois Student Assistance Commission ......................        6.50%       01/05/00      20,000,000         20,000,000
Memphis Center City Revenue Financing .......................        7.75%       01/06/00       8,000,000          8,000,000
                                                                                                              ---------------
                                                                                                                  28,000,000
                                                                                                              ---------------
Municipal Obligations - 2.2%
Los Angeles County Metropolitan Transportation Authority ....        6.33%       02/09/00       9,500,000          9,498,995
Richmond County Development Authority, Georgia ..............        5.65%       06/01/00      14,000,000         13,990,356
                                                                                                              ---------------
                                                                                                                  23,489,351
                                                                                                              ---------------

Asset Backed Securities - 1.1%
Case Equipment Loan Trust 99-B A1 ...........................        5.67%       09/15/00       3,146,814          3,146,814
Copelco Capital Funding Corporation .........................        5.94%       10/18/00       7,477,919          7,477,920
Fidelity Equipment Lease Trust ..............................        5.16%       05/16/00       1,514,163          1,514,163
                                                                                                              ---------------
                                                                                                                  12,138,897
                                                                                                              ---------------


    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                   Yield to                       Par
Security                                                           Maturity      Maturity        Value             Value
=============================================================================================================================

Time Deposits - 4.5%
State Street Bank & Trust Company ...........................        4.50%       01/03/00     $49,000,000     $   49,000,000
                                                                                                              ---------------


TOTAL INVESTMENTS,  at amortized cost - 104.6%                                                                 1,131,625,345

Other Assets and Liabilities (net) -  (4.6%)                                                                     (50,132,036)
                                                                                                              ---------------

TOTAL NET ASSETS - 100.0%                                                                                     $1,081,493,309
                                                                                                              ===============


Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

**   Forward commitment

***  Illiquid security


    The accompanying notes are an integral part of the financial statements.

                           Merrimac Treasury Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                Yield to                       Par
Security                                        Maturity      Maturity        Value           Value
========================================================================================================

Treasury Bills - 50.7%
U.S. Treasury Bill .......................     4.92-5.22%     01/13/00     $39,000,000     $ 38,933,201
U.S. Treasury Bill .......................     4.99-5.20%     01/20/00      52,000,000       51,858,239
                                                                                           -------------
                                                                                             90,791,440
                                                                                           -------------
Other Treasury Obligations - 41.8%
U.S. Treasury Bond .......................        5.09%       01/31/00      11,000,000       11,022,847
U.S. Treasury Bond Strips - Principal Only     5.08-5.31%     02/15/00      11,000,000       10,931,176
U.S. Treasury Note .......................     5.10-5.21%     01/15/00      18,000,000       18,007,797
U.S. Treasury Note .......................     5.13-5.27%     02/15/00      30,000,000       30,069,610
U.S. Treasury Note Strips - Interest Only         5.24%       02/15/00       5,000,000        4,968,275
                                                                                           -------------
                                                                                             74,999,705
                                                                                           -------------

                                                                             Shares
Mutual Funds - 6.6%                                                          ------
AIM Treasury Money Market Fund ..........................................    2,509,835        2,509,835
Dreyfus Treasury Prime Cash Fund ........................................    6,619,250        6,619,250
Goldman Sachs Liquid Assets Treasury Obligations Fund ...................    2,729,352        2,729,352
                                                                                           -------------
                                                                                             11,858,437
                                                                                           -------------


TOTAL INVESTMENTS, at amortized cost - 99.1%                                                177,649,582

Other Assets and Liabilities (net) -  0.9%                                                    1,679,341
                                                                                           -------------

TOTAL NET ASSETS - 100.0%                                                                  $179,328,923
                                                                                           =============


    The accompanying notes are an integral part of the financial statements.

                        Merrimac Treasury Plus Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                      Yield to                      Par
Security                                              Maturity      Maturity       Value            Value
==============================================================================================================

Treasury Bill - 19.4%
U.S. Treasury Bill ............................      4.75-5.47%     01/13/00     $55,000,000     $ 54,906,750
                                                                                                --------------

Other Treasury Obligations - 8.1%
U.S. Treasury Bond Strips - Principal Only ....         4.82%       02/15/00      15,000,000       14,907,630
U.S. Treasury Note Strips - Interest Only .....         5.30%       02/15/00       8,000,000        7,948,528
                                                                                                --------------
                                                                                                   22,856,158
                                                                                                --------------

                                                                                   Shares
Mutual Funds - 4.2%                                                                ------
AIM Treasury Money Market Fund ...............................................     2,000,000        2,000,000
Goldman Sachs Liquid Assets Treasury Obligations Fund ........................    10,000,000       10,000,000
                                                                                                --------------
                                                                                                   12,000,000
                                                                                                --------------
                                                                                  Par Value
                                                                                  ---------
Repurchase Agreements - 68.3%
Bear Stearns Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $55,005,032 and an
effective yield of 3.00% , collateralized by U.S. Government
Agency Obligations with rates ranging from 5.25% to 7.10%
and maturities ranging from 4/25/02 to 3/03/09, with an
aggregate market value of $56,105,133.                                           $55,000,000       55,000,000

Lehman Brothers Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $40,001,457 and an
effective yield of 3.00% , collateralized by U.S. Treasury
Obligations with rates ranging from 6.75% to 8.75% and maturities ranging from 5/15/20 to 5/15/26, with an aggregate market
value of $40,787,160.                                                             40,000,000       40,000,000

Lehman Brothers Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $15,000,094 and an
effective yield of 3.00% , collateralized by a U.S. Government
Agency Obligation with a rate of  5.75% and a maturity
of 1/27/00, with an aggregate market value
of $15,300,096.                                                                   15,000,000       15,000,000

Merrill Lynch Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $53,129,448 and an
effective yield of 3.00% , collateralized by U.S. Treasury
Obligations with rates ranging from 6.12% to 10.38% and
maturities ranging from 11/15/12 to 11/15/27, with an
aggregate market value of $54,192,036.                                            53,127,765       53,127,765


    The accompanying notes are an integral part of the financial statements.

                        Merrimac Treasury Plus Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                      Yield to                      Par
Security                                              Maturity      Maturity       Value            Value
==============================================================================================================

Repurchase Agreements, continued
Morgan Stanley Repurchase Agreement, dated 12/31/99,
due 1/03/00, with a maturity value of $30,006,250
and an effective yield of 4.75%, collateralized by a U.S.
Treasury Obligation with a rate of  8.50% and a maturity
of 5/31/02, with an aggregate market value
of $30,627,022.                                                                  $30,000,000     $ 30,000,000

                                                                                                --------------
                                                                                                  193,127,765
                                                                                                --------------


TOTAL INVESTMENTS, at amortized cost - 100.0%                                                     282,890,673

Other Assets and Liabilities (net) -  0.0%                                                            (46,075)
                                                                                                --------------

TOTAL NET ASSETS - 100.0%                                                                        $282,844,598
                                                                                                ==============


    The accompanying notes are an integral part of the financial statements.

                       Merrimac U.S. Government Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                              Yield to
Security                                                      Maturity      Maturity        Shares          Value
======================================================================================================================

U.S. Government Agency Obligations - 55.4%
Federal Farm Credit Bank ...............................        6.33%       08/16/00     $   200,000     $    200,357
Federal Home Loan Bank .................................        5.52%       02/11/00       1,500,000        1,500,913
Federal Home Loan Bank .................................        5.60%       03/15/00       2,065,000        2,062,832
Federal Home Loan Bank .................................        5.61%       03/17/00       2,500,000        2,497,590
Federal Home Loan Bank .................................        5.64%       03/30/00       1,000,000          998,473
Federal Home Loan Bank .................................        5.87%       07/14/00         230,000          229,549
Federal Home Loan Mortgage Corporation .................        5.56%       01/20/00         650,000          648,093
Federal Home Loan Mortgage Corporation .................        5.54%       02/24/00         340,000          337,174
Federal Home Loan Mortgage Corporation .................        5.50%       02/25/00      16,500,000       16,361,354
Federal Home Loan Mortgage Corporation .................        5.23%       05/11/00         650,000          637,629
Federal Home Loan Mortgage Corporation .................        5.50%       06/13/00         625,000          609,341
Federal Home Loan Mortgage Corporation .................        5.50%       06/22/00         200,000          194,714
Federal Home Loan Mortgage Corporation .................        5.55%       08/01/00         100,000           96,717
Federal National Mortgage Association ..................        5.92%       01/12/00       4,000,000        3,999,560
Federal National Mortgage Association ..................        5.51%       01/21/00       1,500,000        1,495,408
Federal National Mortgage Association ..................        5.50%       01/25/00       3,000,000        2,989,000
Federal National Mortgage Association ..................        5.76%       02/17/00       5,000,000        4,962,400
Federal National Mortgage Association ..................        5.76%       03/16/00       5,000,000        4,940,052
Federal National Mortgage Association ..................        5.60%       03/23/00       3,500,000        3,499,465
Federal National Mortgage Association ..................        5.57%       03/27/00       5,740,000        5,740,075
Federal National Mortgage Association ..................        6.00%       04/10/00         100,000          100,819
Federal National Mortgage Association ..................        5.78%       04/20/00       4,500,000        4,498,141
Federal National Mortgage Association ..................        5.93%       05/19/00         200,000          199,372
Federal National Mortgage Association ..................        5.95%       06/12/00         200,000          199,742
Federal National Mortgage Association ..................        5.60%       06/19/00       1,191,000        1,159,505
Federal National Mortgage Association ..................        5.62%       09/01/00       5,000,000        4,809,545
Federal National Mortgage Association ..................        6.06%       09/11/00         170,000          173,584
Federal National Mortgage Association ..................        5.65%       09/14/00         479,000          459,680
Federal National Mortgage Association ..................        5.80%       09/25/00       3,615,000        3,596,335
Federal National Mortgage Association ..................        5.63%       09/29/00         683,000          653,946
Federal National Mortgage Association ..................        6.00%       10/16/00       2,535,000        2,504,960
Student Loan Marketing Association .....................        5.97%       07/17/00         250,000          249,047
                                                                                                        --------------
                                                                                                           72,605,372
                                                                                                        --------------
U.S. Government Agency Variable Rate Obligations - 36.5%
Federal Home Loan Bank .................................        6.00%       01/04/00      10,000,000        9,994,795
Federal National Mortgage Association ..................        6.00%       02/09/00      10,000,000        9,996,377
Student Loan Marketing Association .....................     5.99-6.04%     01/04/00      25,000,000       25,001,090
Student Loan Marketing Association .....................        5.64%       06/30/00       3,000,000        2,992,710
                                                                                                        --------------
                                                                                                           47,984,972
                                                                                                        --------------


    The accompanying notes are an integral part of the financial statements.

                       Merrimac U.S. Government Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                              Yield to
Security                                                      Maturity      Maturity        Shares          Value
======================================================================================================================

Mutual Funds - 6.8%
Goldman Sachs Financial Square Government Fund .....................................       3,490,695     $  3,490,695
Janus Government Money Market Fund .................................................       5,471,882        5,471,882
                                                                                                        --------------
                                                                                                            8,962,577
                                                                                                        --------------


TOTAL INVESTMENTS, at amortized cost - 98.7%                                                              129,552,921

Other Assets and Liabilities (net) -  1.3%                                                                  1,765,352
                                                                                                        --------------

TOTAL NET ASSETS - 100.0%                                                                                $131,318,273
                                                                                                        ==============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                      Statements of Assets and Liabilities
                                December 31, 1999
================================================================================

                                                                                 Treasury        Treasury Plus   U.S. Government
                                                             Cash Portfolio      Portfolio         Portfolio        Portfolio
                                                             --------------     ------------     -------------   ---------------
                                                                                                                      >
Assets
     Investments, at value (Note 1)                          $1,131,625,345     $177,649,582     $ 89,762,908      $129,552,921
     Repurchase agreements                                                -                -      193,127,765                 -
     Cash                                                           592,956                -                -           710,469
     Interest receivable                                          9,575,199        1,742,976           19,061         1,089,444
     Deferred organization expense (Note 1)                          22,902            3,209                -                 -
     Prepaid assets                                                  27,545            6,731           10,090             2,585
                                                             --------------     ------------     ------------      ------------
            Total assets                                      1,141,843,947      179,402,498      282,919,824       131,355,419
                                                             --------------     ------------     ------------      ------------
Liabilities
     Management fee payable (Note 2)                                153,957           23,634           35,089            16,717
     Payable for securities purchased                            60,132,146                -                -                 -
     Other accrued expenses                                          64,535           49,941           40,137            20,429
                                                             --------------     ------------     ------------      ------------
         Total liabilities                                       60,350,638           73,575           75,226            37,146
                                                             --------------     ------------     ------------      ------------

Net Assets Applicable to Investors' Beneficial Interests     $1,081,493,309     $179,328,923     $282,844,598      $131,318,273
                                                             ==============     ============     ============      ============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                            Statements of Operations
================================================================================

                                                                              Treasury
                                                       Cash Portfolio         Portfolio
                                                     -----------------    -----------------



                                                        Year Ended            Year Ended
                                                     December 31, 1999    December 31, 1999
                                                     -----------------    -----------------
Income
     Interest and dividends                             $66,351,698           $8,359,531
                                                       -------------         ------------

Expenses
     Management fee (Note 2)                              2,117,982              302,524
     Trustee fees and expenses                               42,801                8,646
     Insurance                                               32,101                5,943
     Audit                                                   34,046               27,512
     Transaction fees                                        14,591                7,657
     Amortization of organization expense (Note 1)           12,150                1,526
     Legal                                                   69,066                5,075
     Miscellaneous                                           74,902               22,436
                                                       -------------         ------------

         Total expenses                                   2,397,639              381,319
                                                       -------------         ------------

Net Investment Income                                    63,954,059            7,978,212

Net Realized Gain (Loss) on Investments                    (144,611)              (3,632)
                                                       -------------         ------------

Net Increase in Net Assets from Operations              $63,809,448           $7,974,580
                                                       =============         ============

                                                        Treasury Plus          U.S. Government
                                                          Portfolio               Portfolio
                                                     --------------------    --------------------
                                                        For the Period          For the Period
                                                       January 22, 1999         June 29, 1999
                                                       (Commencement of        (Commencement of
                                                         Operations)             Operations)
                                                     to December 31, 1999    to December 31, 1999
                                                     --------------------    --------------------
Income
     Interest and dividends                              $11,650,653              $3,900,399
                                                        -------------            ------------

Expenses
     Management fee (Note 2)                                 397,835                 123,332
     Trustee fees and expenses                                14,243                   1,550
     Insurance                                                 5,836                   2,857
     Audit                                                    22,523                  15,031
     Transaction fees                                          6,216                   4,625
     Amortization of organization expense (Note 1)                 -                       -
     Legal                                                    18,801                   6,275
     Miscellaneous                                            28,421                   8,048
                                                        -------------            ------------

         Total expenses                                      493,875                 161,718
                                                        -------------            ------------

Net Investment Income                                     11,156,778               3,738,681

Net Realized Gain (Loss) on Investments                          (66)                  1,006
                                                        -------------            ------------

Net Increase in Net Assets from Operations               $11,156,712              $3,739,687
                                                        =============            ============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                       Statements of Changes in Net Assets
================================================================================


                                                                     Cash Portfolio                       Treasury Portfolio
                                                          -------------------------------------    ---------------------------------


                                                                 Year Ended December 31,                Year Ended December 31,
                                                          -------------------------------------    ---------------------------------
                                                                1999                 1998               1999               1998
                                                          ----------------     ----------------    --------------     --------------

Increase (Decrease) in Net Assets
Operations
  Net investment income                                   $    63,954,059      $    56,678,458     $   7,978,212      $   2,734,550
  Net realized gain (loss) on investments                        (144,611)              13,660            (3,632)               966
                                                          ----------------     ----------------    --------------     --------------
  Net increase in net assets from operations                   63,809,448           56,692,118         7,974,580          2,735,516
                                                          ----------------     ----------------    --------------     --------------

Transactions in Investors'
Beneficial Interest
  Contributions                                             6,036,333,627        3,737,889,197       695,212,525        360,772,130
  Withdrawals                                              (5,811,849,613)      (4,386,229,061)     (638,584,123)      (322,698,051)
                                                          ----------------     ----------------    --------------     --------------
  Net increase (decrease) from investors' transactions        224,484,014         (648,339,864)       56,628,402         38,074,079
                                                          ----------------     ----------------    --------------     --------------

Net Increase (Decrease) in Net Assets                         288,293,462         (591,647,746)       64,602,982         40,809,595

Net Assets
  Beginning of period                                         793,199,847        1,384,847,593       114,725,941         73,916,346
                                                          ----------------     ----------------    --------------     --------------
  End of period                                           $ 1,081,493,309      $   793,199,847     $ 179,328,923      $ 114,725,941
                                                          ================     ================    ==============     ==============

                                                             Treasury Plus          U.S. Government
                                                               Portfolio              Portfolio
                                                          --------------------    --------------------
                                                            For the Period          For the Period
                                                           January 22, 1999          June 29, 1999
                                                           (Commencement of        (Commencement of
                                                              Operations)             Operations)
                                                          to December 31, 1999    to December 31, 1999
                                                          --------------------    --------------------

Increase (Decrease) in Net Assets
Operations
  Net investment income                                     $   11,156,778           $   3,738,681
  Net realized gain (loss) on investments                              (66)                  1,006
                                                            ---------------          --------------
  Net increase in net assets from operations                    11,156,712               3,739,687
                                                            ---------------          --------------

Transactions in Investors'
Beneficial Interest
  Contributions                                              1,227,975,120             697,418,162
  Withdrawals                                                 (956,287,234)           (569,839,576)
                                                            ---------------          --------------
  Net increase (decrease) from investors' transactions         271,687,886             127,578,586
                                                            ---------------          --------------

Net Increase (Decrease) in Net Assets                          282,844,598             131,318,273

Net Assets
  Beginning of period                                                    -                       -
                                                            ---------------          --------------
  End of period                                             $  282,844,598           $ 131,318,273
                                                            ===============          ==============


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                                Supplemental Data

================================================================================

                                              Annualized Ratios to Average Net Assets
                                             -----------------------------------------
                                                                               Net           Net Assets
                                                                Net          Expenses          End of
                                                 Net         Investment       Before           Period
                                               Expenses        Income         Waiver       (000s omitted)
                                              ----------    ------------    ----------    ----------------

Cash Portfolio
              1999                              0.19%          5.14%           NA           $1,081,493
              1998                              0.15%          5.47%          0.19%            793,200
              1997                              0.16%          5.51%          0.19%          1,384,848
              1996                 (A)          0.12%          5.45%          0.21%          1,006,310

Treasury Portfolio
              1999                              0.21%          4.49%           NA              179,329
              1998                              0.26%          4.74%           NA              114,726
              1997                 (B)          0.29%          5.06%           NA               73,916

Treasury Plus Portfolio
              1999                 (C)          0.21%          4.78%           NA              282,845

U.S. Government Securities Portfolio
              1999                 (D)          0.22%          5.15%           NA              131,318


(A) Commenced Operations November 12, 1996.
(B) Commenced Operations April 2, 1997.
(C) Commenced Operations January 22, 1999.
(D) Commenced Operations June 29, 1999.


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Master Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies

     The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust.

     The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment Security Valuations

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B.   Securities Transactions and Income

     Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C.   Federal Income Taxes

     Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D.   Forward Commitments

     The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E.   Repurchase Agreements

     It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

     F.   Deferred Organization Expense

     Costs incurred by the Cash Portfolio and the Treasury Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Portfolio.

(2)  Management Fee and Affiliated Transactions

     The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

     Allmerica Asset Management, Inc. ("AAM") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio and M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser to the Cash Portfolio and the Government Portfolio, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000. For its services as investment sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio, M&I receives a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio. The Portfolios do not pay a fee directly to either sub-adviser for such services.

     Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)  Investment Transactions

     Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 1999 were aggregated as follows:

                                                                       Combined
                                                 Purchases          Maturities and
                                                                        Sales
                                              ----------------     -----------------
     Cash Portfolio                           $22,165,036,104       $21,835,139,771
     Treasury Portfolio                         1,680,243,853         1,617,448,412
     Treasury Plus Portfolio                   52,457,081,020        52,175,189,486
     Government Portfolio                       2,566,500,193         2,438,499,162

(4)  Line of Credit

     The Portfolios participate in a $100 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the portfolios. There were no borrowings during the year ended December 31, 1999.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio and the Merrimac U.S. Government Portfolio (collectively, the "Portfolios"), the four Portfolios comprising the Merrimac Master Portfolio (the "Portfolio Trust"), as of December 31, 1999, and the related statements of operations, changes in net assets, and supplementary data for each of the periods indicated therein. These financial statements and supplementary data are the responsibility of the Portfolio Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and supplementary data. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 1999, the results of their operations, changes in their net assets, and their supplementary data for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2000